Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2022
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2020	2021	2022
Service cost	¥12,079	¥6,721	¥6,452
Interest cost	1,766	1,786	2,042
Expected return on plan assets	(6,038)	(5,826)	(6,055)
Amortization of net actuarial losses	5,654	5,519	3,955
Amortization of prior service cost	(1,137)	(1,521)	(1,599)

Net periodic benefit cost	¥12,324	¥6,679	¥4,795

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2021	2022
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥303,523	¥295,810
Service cost	6,721	6,452
Interest cost	1,786	2,042
Actuarial gain	(3,593)	1,433
Benefits paid	(12,656)	(12,683)
Acquisition, divestitures and other	29	(15)

Projected benefit obligation at end of year	¥295,810	¥293,039

Change in plan assets:
Fair value of plan assets at beginning of year	¥225,744	¥234,747
Actual return on plan assets	19,126	5,464
Employer contributions	825	815
Benefits paid	(10,948)	(9,565)

Fair value of plan assets at end of year	¥234,747	¥231,461

Funded status at end of year	(61,063)	(61,578)

Amounts recognized in the consolidated balance sheets	¥(61,063)	¥(61,578)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2021	2022
Plans with ABO in excess of plan assets:
PBO	¥61,063	¥62,457
ABO	61,063	62,457
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥61,063	¥62,457
ABO	61,063	62,457
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2022
Net actuarial loss	¥82,734
Net prior service cost	(8,114)

Total	¥74,620

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2023
Net actuarial loss	¥3,818
Net prior service cost	(1,665)

Total	¥2,153

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2021	2022
Discount rate	0.7%	0.8%
Rate of increase in compensation levels	0.3%	0.3%
Interest crediting rate	2.9%	2.9%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2020	2021	2022
Discount rate	0.6%	0.6%	0.7%
Rate of increase in compensation levels	1.6%	0.3%	0.3%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	3.3%	3.0%	2.9%

Information about plan assets at fair value

	Millions of yen
	March 31, 2021
	Level 1	Level 2	Level 3	Balance as of March 31, 2021
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥614	¥33,384	¥33,998
Japanese government securities	21,047	—	—	21,047
Investment trust funds and other (2)(3)	—	24,581	36,335	60,916
Life insurance company general accounts	—	72,106	—	72,106
Other assets	—	35,857	—	35,857

Total	¥21,047	¥133,158	¥69,719	¥223,924

	Millions of yen
	March 31, 2022
	Level 1	Level 2	Level 3	Balance as of March 31, 2022
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥740	¥29,081	¥29,821
Japanese government securities	20,469	—	—	20,469
Investment trust funds and other (2)(3)	—	19,842	27,575	47,417
Life insurance company general accounts	—	73,314	—	73,314
Other assets	—	33,575	—	33,575

Total	¥20,469	¥127,471	¥56,656	¥204,596

(1)	Includes corporate type equity investments.
(2)	Includes p rimar i ly debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2021 and 2022, the fair values of these assets were ¥10,823 million and ¥26,865 million, respectively.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2021
	Balance as of April 1, 2020	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2021
Private equity and pooled investments	¥23,465	¥11,225	¥(1,306)	¥33,384
Investment trust funds and other	41,616	2,925	(8,206)	36,335

Total	¥65,081	¥14,150	¥(9,512)	¥69,719

	Millions of yen
	Year ended March 31, 2022
	Balance as of April 1, 2021	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2022
Private equity and pooled investments	¥33,384	¥1,374	¥(5,677)	¥29,081
Investment trust funds and other	36,335	(532)	(8,228)	27,575

Total	¥69,719	¥842	¥(13,905)	¥56,656

Expected benefit payments

Year ending March 31	Millions of yen
2023	¥14,517
2024	14,394
2025	15,159
2026	14,528
2027	13,993
2028-2032	62,226